Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Voyage revenues	$ 87,311	$ 28,189
Voyage expenses	12,247	$ 6,629
Trade accounts receivables	15,942		$ 14,526
Accrued liabilities	4,460		$ 4,758
Effect of the new accounting standard
Schedule of Equity Method Investments [Line Items]
Cumulative adjustment in the opening balance of the Company's accumulated deficit	1,262
Reported as, prior of the application of ASC 606
Schedule of Equity Method Investments [Line Items]
Voyage revenues	86,242
Voyage expenses	12,183
Trade accounts receivables	16,221
Accrued liabilities	$ 4,476
Voyage charter
Schedule of Equity Method Investments [Line Items]
Number of vessels	4